WBI BullBear Quality 3000 ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 83.4%
	Banks - 4.4%
30,941	US Bancorp	$1,839,133

	Capital Goods - 4.8%
9,019	L3Harris Technologies, Inc.	1,986,344

	Diversified Financials - 5.6%
14,704	Evercore, Inc. - Class A	1,965,483
4,107	Houlihan Lokey, Inc.	378,255

		2,343,738

	Energy - 8.0%
26,343	EOG Resources, Inc.	2,114,553
73,981	Kinder Morgan, Inc.	1,237,702

		3,352,255

	Food, Beverage & Tobacco - 4.3%
22,692	Tyson Foods, Inc. - Class A	1,791,306

	Insurance - 13.2%
15,810	Cincinnati Financial Corp.	1,805,818
25,073	Hartford Financial Services Group, Inc.	1,761,378
12,796	Marsh & McLennan Companies, Inc.	1,937,699

		5,504,895

	Materials - 8.5%
38,459	CRH PLC - ADR(c)	1,797,574
6,252	Sherwin-Williams Company	1,748,872

		3,546,446

	Media & Entertainment - 5.8%
3,752	Facebook, Inc. *	1,273,391
1,884	Netflix, Inc. *	1,149,881

		2,423,272

	Pharmaceuticals, Biotechnology & Life Sciences - 4.1%
16,024	AbbVie, Inc.	1,728,509

	Retailing - 14.9%
316	Amazon.com, Inc. *	1,038,073
5,340	Home Depot, Inc.	1,752,908
11,238	Ross Stores, Inc.	1,223,256
1,849	Tractor Supply Company	374,626
10,439	Williams-Sonoma, Inc.	1,851,148

		6,240,011

	Semiconductors & Semiconductor Equipment - 4.2%
9,151	Texas Instruments, Inc.	1,758,914

	Software & Services - 5.6%
4,335	Microsoft Corporation	1,222,123
819	Shopify, Inc. - ADR,*(c)	1,110,384

		2,332,507

	TOTAL COMMON STOCKS (Cost $35,149,995)	34,847,330

	REITS - 2.8%
	Real Estate - 2.8%
27,078	Iron Mountain, Inc. +	1,176,539

	TOTAL REITS (Cost $831,720)	1,176,539

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 4.9%
2,045,981	U.S. Bank Money Market Deposit Account, 0.00% (d)	2,045,981

	TOTAL SHORT TERM INVESTMENTS (Cost $2,045,981)	2,045,981

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
1,164,011	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (a)(b)	1,164,011

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,164,011)	1,164,011

	TOTAL INVESTMENTS - 93.9% (Cost $39,191,707)	39,233,861
	Other Assets in Excess of Liabilities - 6.1%	2,552,517

	NET ASSETS - 100.0%	$41,786,378

PLC Public Limited Company

ADR American Depository Receipt

*	Non-income producing security.
+	All or portion of this security is on loan as of September 30, 2021. Total value of securities on loan is $1,117,708.
(a)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland: 4.30%, Canada: 2.66%.
(d)	Rounded to 0.00

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.